                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-00620
                                                     ---------

         ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
         ---------------------------------------------------------------
                Exact name of registrant as specified in charter)

              655 Third Avenue, New York, New York         10017
            ----------------------------------------
            (Address of principal executive offices)     (Zip code)

        Registrant's telephone number, including area code: 212-573-9354
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

                          ITEM 1. PROXY VOTING RECORD:

Attached hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the registrant considered at any shareholder meeting held during the twelve-month period ended June 30, 2004 with respect to which the registrant was entitled to vote;

(a)   The name of the issuer of the portfolio security;
(b)   The exchange ticker symbol of the portfolio security;
(c)   The Council on Uniform Securities Identification
      Procedures ("CUSIP") number for the portfolio security;
(d)   The shareholder meeting date;
(e)   A brief identification of the matter voted on;
(f)   Whether the matter was proposed by the issuer or by a security holder;
(g)   Whether the registrant cast its vote on the matter;
(h)   How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);and
(i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                Asset Management Fund Large Cap Equity Institutional Fund, Inc.

                      By /s/ JOSEPH R. FICALORA
                      --------------------------------------------------
                      Joseph R. Ficalora, President

                      Date 08/25/04
                      --------------------------------------------------

                                                                         Exhibit A

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(A)                         (B)    (C)          (D)           (E)                             (F)           (G)      (H)        (I)           (J)
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                                                MEETING                                       PROPOSED               VOTE       For/Against   # OF
ISSUER                      TICKER CUSIP        DATE          MATTER VOTED ON                 BY            VOTED?   CAST       MGMT          SHARES
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Cintas                      CTAS   172908105    10/14/2003    Elect Eight Directors           Issuer        Yes      For        For           70,000
                                                              Board of Directors              Issuer        Yes      For        For           70,000
                                                              Director Stock Option Plan      Issuer        Yes      For        For           70,000
                                                              Stock Option Expense Policy     Shareholder   No                                70,000
                                                              Indepnd'nt Nomnt'g Comtee       Shareholder   Yes      Against    For           70,000
                                                              2/3 Independent Directors       Shareholder   Yes      Against    For           70,000
                                                              Code of Conduct                 Shareholder   Yes      Against    For           70,000
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Proctor & Gamble            PG     742718109    10/14/2003    Board of Directors              Issuer        Yes      For        For           40,000
                                                              Appt. Independent Auditors      Issuer        Yes      For        For           40,000
                                                              P&G Stock NED Stock Plan        Issuer        Yes      For        For           40,000
                                                              Board of Directors' Terms       Shareholder   Yes      For        Against       40,000
                                                              Label Engineered Foods          Shareholder   Yes      Against    For           40,000
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Proctor & Gamble            PG     742718109    10/14/2003    Board of Directors              Issuer        Yes      For        For           20,000
                                                              Independent Auditors            Issuer        Yes      For        For           20,000
                                                              P&G Stock NED Stock Plan        Issuer        Yes      For        For           20,000
                                                              Board of Directors' Terms       Shareholder   Yes      For        Against       20,000
                                                              Label Engineered Foods          Shareholder   Yes      Against    For           20,000
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First Data Corp             FDC    319963104    10/28/2003    Merger/Common Stock Shares      Issuer        Yes      For        For           50,000
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Sysco                       SYY    871829107    11/07/2003    Board of Directors              Issuer        Yes      For        For           115,000
                                                              Common Stock to 2 Billion       Issuer        Yes      For        For           115,000
                                                              2003 Stock Incentive Plan       Issuer        Yes      For        For           115,000
                                                              Gen Engrd Prod/Sh Rpt 3/04      Shareholder   Yes      Against    For           115,000
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Microsoft                   MSFT   594918104    11/11/2003    Board of Directors              Issuer        Yes      For        For           120,000
                                                              2001 Stock Plan Amendments      Issuer        Yes      For        For           120,000
                                                              1999 Stock Plan Option/NED      Issuer        Yes      For        For           120,000
                                                              Direct Charitable Contribution  Shareholder   Yes      Against    For           120,000
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Automatic Data Processing   ADP    053015103    11/11/2003    Board of Directors              Issuer        Yes      For        For           100,000
                                                              Employees Stock Option Plan     Issuer        No                                100,000
                                                              Empl Svgs-Stock Purch Plan      Issuer        No                                100,000
                                                              Director Stock Plan             Issuer        No                                100,000
                                                              Independent Auditors            Issuer        Yes      For        For           100,000
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Wm. Wrigley Jr. Co          WWY    982526105    03/09/2004    Board of Directors              Issuer        Yes      For        For           60,000
                                                              1997 Mgmn't Incentive Plan      Issuer        Yes      For        For           60,000
                                                              Independent Auditors            Issuer        Yes      For        For           60,000
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Pfizer, Inc.                PFE    717081103    03/12/2004    Board of Directors              Issuer        No                                120,000
                                                              Independent Auditors            Issuer        No                                120,000
                                                              2004 Stock Plan                 Issuer        No                                120,000
                                                              Effects HIV/AIDS,TB and Mal     Shareholder   No                                120,000
                                                              Political Contributions         Shareholder   No                                120,000
                                                              Supporting Pol. Entities        Shareholder   No                                120,000
                                                              Term Limits on Directors        Shareholder   No                                120,000
                                                              Access to Pfizer Products       Shareholder   No                                120,000
                                                              Stock Options                   Shareholder   No                                120,000
                                                              In Vitro Testing                Shareholder   No                                120,000
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State Street Corp.          STT    857477103    04/21/2004    Board of Directors              Issuer        No                                75,000
                                                              Exempt BOD from MA General Laws Shareholder   No                                75,000
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Wendy's International       WEN    950590109    04/22/2004    Board of Directors              Issuer        No                                80,000
                                                              Independent Auditors            Issuer        No                                80,000
                                                              2003 Stock Incentive Plan       Issuer        No                                80,000
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Johnson & Johnson           JNJ    478160104    04/22/2004    Board of Directors              Issuer        No                                80,000
                                                              Independent Auditors            Issuer        No                                80,000
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Abbott Laboratories         ABT    002824100    04/23/2004    Board of Directors              Issuer        No                                80,000
                                                              Independent Auditors            Issuer        No                                80,000
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Harley-Davidson, Inc.       HDI    412822108    04/24/2004    Board of Directors              Issuer        No                                80,000
                                                              Short Term Incentive Plan       Issuer        No                                80,000
                                                              2004 Incentive Stock Plan       Issuer        No                                80,000
                                                              Independent Auditors            Issuer        No                                80,000
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American Express Co.        AXP    025816109    04/26/2004    Board of Directors              Issuer        No                                70,000
                                                              Independent Auditors            Issuer        No                                70,000
                                                              Directors six-year term         Shareholder   No                                70,000
                                                              Annual Report w/ Pol.           Shareholder   No                                70,000
                                                                Contributions
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Anheuser-Busch              BUD    035229103    04/28/2004    Board of Directors              Issuer        No                                70,000
                                                              Independent Auditors            Issuer        No                                70,000
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General Electric            GE     369604103    04/28/2004    Board of Directors              Issuer        Yes      For        For           125,000
                                                              Independent Auditors            Issuer        Yes      For        For           125,000
                                                              Revenue Measurem't/EO Goals     Issuer        Yes      For        For           125,000
                                                              Cumulative Voting               Shareholder   Yes      Against    For           125,000
                                                              Animal Test                     Shareholder   Yes      Against    For           125,000
                                                              Nuclear Risk                    Shareholder   Yes      Against    For           125,000
                                                              PCB Cleanup Costs               Shareholder   Yes      Against    For           125,000
                                                              Offshore Sourcing               Shareholder   Yes      Against    For           125,000
                                                              Sustainability Index            Shareholder   Yes      Against    For           125,000
                                                              Compensation Committee          Shareholder   Yes      Against    For           125,000
                                                              Pay Disparity                   Shareholder   Yes      Against    For           125,000
                                                              End Stock Options/Bonuses       Shareholder   Yes      Against    For           125,000
                                                              Limit Outside Directorship      Shareholder   Yes      Against    For           125,000
                                                              Independent Board Chairman      Shareholder   Yes      For        Against       125,000
                                                              Explore Sale of Company         Shareholder   Yes      Against    For           125,000
                                                              Stock form Stock Options        Shareholder   Yes      Against    For           125,000
                                                              Board Independence              Shareholder   Yes      Against    For           125,000
                                                              Political Contributions         Shareholder   Yes      Against    For           125,000
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Gannett Inc                 GCI    364730101    05/04/2004    Board of Directors              Issuer        No                                45,000
                                                              Independent Auditors            Issuer        No                                45,000
                                                              Omnibus Incentive Comp.Plan     Issuer        No                                45,000
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General Dynamics Corp.      GD     369550108    05/05/2004    Board of Directors              Issuer        No                                40,000
                                                              Equity Compensation Plan        Issuer        No                                40,000
                                                              Proposal on Poison Pills        Shareholder   No                                40,000
                                                              Proposal on Foreign Military    Shareholder   No                                40,000
                                                                Sales
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Illinois Tool Works Inc.    ITW    452308109    05/07/2004    Board of Directors              Issuer        No                                42,000
                                                              Independent Auditors            Issuer        No                                42,000

First Data Corp             FDC    319963104    05/19/2004    Board of Directors              Issuer        Yes      For        For           90,000
                                                              Independent Auditors            Issuer        Yes      For        For           90,000

Gillette Company            G      375766102    05/20/2004    Board of Directors              Issuer        Yes      For        For           75,000
                                                              Independent Auditors            Issuer        Yes      For        For           75,000
                                                              '04 Long-Term Incentive Plan    Issuer        Yes      For        For           75,000
                                                              Declassify Board Directors      Shareholder   Yes      For        Against       75,000
                                                              Limit Auditors' Services        Shareholder   Yes      Against    For           75,000
                                                              Expense Stock Options           Shareholder   Yes      Against    For           75,000

Omnicom Group, Inc.         OMC    681919106    05/25/2004    Board of Directors              Issuer        Yes      For        For           45,000
                                                              Independent Auditors            Issuer        Yes      For        For           45,000
                                                              Director Equity Plan            Issuer        Yes      For        For           45,000
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Berkshire Hathaway CL A     BRK/A  084670108    05/26/2004    Board of Directors              Issuer        No                  55
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ExxonMobil                  XOM    30231G102    05/26/2004    Board of Directors              Issuer        Yes      For        For           100,000
                                                              Independent Auditors            Issuer        Yes      For        For           100,000
                                                              NED Restricted Stock Plan       Issuer        Yes      For        For           100,000
                                                              Political Contributions         Shareholder   Yes      Against    For           100,000
                                                              Political Contributions Rpt     Shareholder   Yes      Against    For           100,000
                                                              Media Resp/EquatorialGuinea     Shareholder   Yes      Against    For           100,000
                                                              Board Chairman/CEO              Shareholder   Yes      For        Against       100,000
                                                              Executive Compensation          Shareholder   Yes      Against    For           100,000
                                                              Equity Compensation             Shareholder   Yes      Against    For           100,000
                                                              Amendment of EEO Policy         Shareholder   Yes      Against    For           100,000
                                                              Climate Science Report          Shareholder   Yes      Against    For           100,000
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Home Depot                  HD     437076102    05/27/2004    Board of Directors              Issuer        Yes      For        For           100,000
                                                              Independent Auditors            Issuer        Yes      For        For           100,000
                                                              Outside Director Terms          Shareholder   Yes      Against    For           100,000
                                                              Poison Pill Implementation      Shareholder   Yes      Against    For           100,000
                                                              Performance Goals/Vesting       Shareholder   Yes      Against    For           100,000
                                                              ILO Human Rights Std.           Shareholder   Yes      Against    For           100,000
                                                              Future Severence Agreements     Shareholder   Yes      Against    For           100,000
                                                              Method of Voting/Directors      Shareholder   Yes      Against    For           100,000
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WalMart Stores, Inc.        WMT    931142103    06/04/2004    Board of Directors              Issuer        Yes       For       For           75,000
                                                              Coll OwnershipPlan '99          Issuer        Yes       For       For           75,000
                                                              ASDA Sharesave Plan 2000        Issuer        Yes       For       For           75,000
                                                              Asso Stk Purch Plan '04         Issuer        Yes       For       For           75,000
                                                              Independent Auditors            Issuer        Yes       For       For           75,000
                                                              Independent Chairman            Shareholder   Yes       Against   For           75,000
                                                              Sustainability Report           Shareholder   Yes       Against   For           75,000
                                                              Equity Compensation             Shareholder   Yes       Against   For           75,000
                                                              Genetically Engineered Food     Shareholder   Yes       Against   For           75,000
                                                              EEO Report                      Shareholder   Yes       Against   For           75,000
                                                              Deferred Compensation Plan      Shareholder   Yes       Against   For           75,000
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